Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) SEGMENT	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of operating segments | SEGMENT	1
Cash equivalents, Maturity terms	3 months
Impairment losses	$ 0	$ 0	$ 0
Provision for uncertain tax positions	0
Accrued interest or penalties	0
Advertising expense	$ 69,300	31,500	18,900
Contract description	The Company contracts with enterprises to provide access to its therapist platform for their employees, primarily based on a per-member-per-month access fee model. Revenues from access fees are recognized ratably over the contractual term period. Contracts with enterprises are one or more years in length with the ability to provide 60 days advance notice prior to termination at each year mark during the term. On occasion and depending on the customer, the Company allows for an intra-year termination upon a 60-day or 90-day advance notice following the expiration of the contract’s first year.
Research and Development Expense
Research grant proceeds	$ 1,200	$ 100	$ 0
Maximum [Member]
Recognition of incremental costs of obtaining contracts as expenses, Terms	12 months
Minimum [Member]
Notice Period (Advance)	30 days
Customer Concentration Risk [Member] | No Customer [Member] | Maximum [Member]
Concentration of credit risk percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One
Concentration of credit risk percentage	16.80%	26.60%	25.70%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration of credit risk percentage			12.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Concentration of credit risk percentage			10.80%